SCHEDULE OF METHOD OF DEPRECIATION (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation method used and annual rate	30% Declining balance	30% Declining balance
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Depreciation method used and annual rate	20% Declining balance	20% Declining balance
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation method used and annual rate	20% Declining balance	20% Declining balance
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation method used and annual rate	20% Declining balance	20% Declining balance
Boat [Member]
Property, Plant and Equipment [Line Items]
Depreciation method used and annual rate	20% Declining balance	20% Declining balance
Building and improvements [Member]
Property, Plant and Equipment [Line Items]
Depreciation method used and annual rate	10% Declining balance	10% Declining balance
Trailer [Member]
Property, Plant and Equipment [Line Items]
Depreciation method used and annual rate	30% Declining balance	30% Declining balance
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Depreciation method used and annual rate	Straight-line over 5 years	Straight-line over 5 years
Patents [Member]
Property, Plant and Equipment [Line Items]
Depreciation method used and annual rate	Straight-line over 17 years	Straight-line over 17 years
Technology Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation method used and annual rate	Straight-line over 10 years	Straight-line over 10 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Depreciation method used and annual rate	Straight-line over lease term	Straight-line over lease term
Customer Relationships - ENP Investments [Member]
Property, Plant and Equipment [Line Items]
Depreciation method used and annual rate	Straight-line over 15 years	Straight-line over 15 years
Software - ENP Investments [Member]
Property, Plant and Equipment [Line Items]
Depreciation method used and annual rate	Straight-line over 3 years	Straight-line over 3 years